Investments in Associates and Joint Ventures - Changes in Investments in Associates and Joint Ventures (Detail) ₩ in Millions	12 Months Ended
	Dec. 31, 2022 KRW (₩) Companies	Dec. 31, 2021 KRW (₩) Companies	Dec. 31, 2020 KRW (₩)
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	₩ 4,514,647	₩ 3,876,249
Acquisition	544,376	601,283
Dividends	(638,244)	(697,447)
Share of profits (losses)	676,260	649,569	₩ 133,297
Other increase (decrease)	(100,488)	84,993
Book value, ending balance	4,996,551	4,514,647	3,876,249
Domestic [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,239,424	1,011,735
Acquisition	51,082	306,501
Dividends	(188,630)	(27,621)
Share of profits (losses)	151,482	34,332
Other increase (decrease)	(228,970)	(85,523)
Book value, ending balance	1,024,388	1,239,424	1,011,735
Domestic [member] | POSCO MITSUBISHI CARBON TECHNOLOGY [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	169,838	153,457
Dividends	(24,000)
Share of profits (losses)	15,604	16,243
Other increase (decrease)	23	138
Book value, ending balance	161,465	169,838	153,457
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	176,136	175,939
Dividends	(143,170)
Share of profits (losses)	145,822	197
Other increase (decrease)	(178,788)
Book value, ending balance		176,136	175,939
Domestic [member] | Samcheok Blue Power Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	382,887	145,092
Acquisition		250,495
Dividends	(9,992)	(405)
Share of profits (losses)	(19,354)	(4,248)
Other increase (decrease)	(1,041)	(8,047)
Book value, ending balance	352,500	382,887	145,092
Domestic [member] | SNNC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	171,332	160,332
Dividends	(5,348)	(18,243)
Share of profits (losses)	15,484	29,314
Other increase (decrease)	946	(71)
Book value, ending balance	182,414	171,332	160,332
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	86,058	86,004
Dividends	(1,100)	(1,140)
Share of profits (losses)	1,420	1,194
Book value, ending balance	86,378	86,058	86,004
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,571	23,913
Share of profits (losses)	(802)	(15,094)
Other increase (decrease)	744	752
Book value, ending balance	9,513	9,571	23,913
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	19,191	17,137
Share of profits (losses)	(453)	2,054
Other increase (decrease)	(4,133)
Book value, ending balance	14,605	19,191	17,137
Domestic [member] | Daesung Steel [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	19,073	16,990
Share of profits (losses)	1,396	2,083
Book value, ending balance	20,469	19,073	16,990
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	53,563	45,070
Acquisition		4,031
Share of profits (losses)	(125)	(1,981)
Other increase (decrease)	(53,438)	6,443
Book value, ending balance		53,563	45,070
Domestic [member] | Pocheon-Hwado Highway Corp. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	28,813	13,721
Acquisition	5,519	13,954
Share of profits (losses)	(4,683)	(2,679)
Other increase (decrease)	(2,484)	3,817
Book value, ending balance	₩ 27,165	₩ 28,813	13,721
Domestic [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	64	62
Book value, beginning balance	₩ 113,711	₩ 117,486
Acquisition	45,563	38,021
Dividends	(4,368)	(7,159)
Share of profits (losses)	(3,931)	6,399
Other increase (decrease)	9,578	(41,036)
Book value, ending balance	160,553	113,711	117,486
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance		47,364
Share of profits (losses)		(127)
Other increase (decrease)		(47,237)
Book value, ending balance			47,364
Domestic [member] | PCC Amberstone Private Equity Fund 1 [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,251	9,230
Dividends	(652)	(674)
Share of profits (losses)	1,104	977
Other increase (decrease)	(377)	(282)
Book value, ending balance	9,326	9,251	9,230
Foreign [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	3,275,223	2,864,514
Acquisition	493,294	294,782
Dividends	(449,614)	(669,826)
Share of profits (losses)	524,778	615,237
Other increase (decrease)	128,482	170,516
Book value, ending balance	3,972,163	3,275,223	2,864,514
Foreign [member] | Roy Hill Holdings Pty Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	1,346,712	1,418,056
Dividends	(233,592)	(522,947)
Share of profits (losses)	273,084	392,887
Other increase (decrease)	31,818	58,716
Book value, ending balance	1,418,022	1,346,712	1,418,056
Foreign [member] | POSCO-NPS Niobium LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	393,793	353,725
Dividends	(34,909)	(20,479)
Share of profits (losses)	25,884	28,729
Other increase (decrease)	27,234	31,818
Book value, ending balance	412,002	393,793	353,725
Foreign [member] | KOBRASCO [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	68,296	54,400
Dividends	(21,287)	(39,059)
Share of profits (losses)	48,267	52,118
Other increase (decrease)	7,768	837
Book value, ending balance	103,044	68,296	54,400
Foreign [member] | BX STEEL POSCO Cold Rolled Sheet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	107,650	91,270
Share of profits (losses)	6,527	6,291
Other increase (decrease)	(2,958)	10,089
Book value, ending balance	111,219	107,650	91,270
Foreign [member] | DMSA/AMSA [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	24,144	31,104
Share of profits (losses)	(2,108)	674
Other increase (decrease)	1,704	(7,634)
Book value, ending balance	23,740	24,144	31,104
Foreign [member] | CSP - Compania Siderurgica do Pecem [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	52,257
Acquisition		19,176
Share of profits (losses)	(90,395)	22,398
Other increase (decrease)	38,138	10,683
Book value, ending balance		52,257
Foreign [member] | HBIS-POSCO Automotive Steel Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	110,769
Acquisition	126,195	109,057
Share of profits (losses)	(10,515)	1,636
Other increase (decrease)	(10,311)	76
Book value, ending balance	₩ 216,138	₩ 110,769
Foreign [member] | Other associates and joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Number of companies in other associates and joint ventures | Companies	37	38
Book value, beginning balance	₩ 193,200	₩ 132,411
Acquisition	29,975	12,184
Dividends	(56,527)	(4,713)
Share of profits (losses)	96,740	48,555
Other increase (decrease)	(8,384)	4,763
Book value, ending balance	255,004	193,200	132,411
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	182,639	158,777
Dividends	(33,174)	(28,623)
Share of profits (losses)	45,382	35,959
Other increase (decrease)	14,747	16,526
Book value, ending balance	209,594	182,639	158,777
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	238,601	199,342
Dividends	(14,541)	(27,828)
Share of profits (losses)	50,143	48,159
Other increase (decrease)	16,115	18,928
Book value, ending balance	290,318	238,601	199,342
Foreign [member] | 9404-5515 Quebec Inc.
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	135,738	123,296
Acquisition	172,316
Dividends	(31,949)	(16,999)
Share of profits (losses)	25,195	18,071
Other increase (decrease)	29,961	11,370
Book value, ending balance	331,261	135,738	123,296
Foreign [member] | FQM Australia Holdings Pty Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	91,052
Acquisition		109,568
Share of profits (losses)	166	(17,997)
Other increase (decrease)	6,885	(519)
Book value, ending balance	98,103	91,052
Foreign [member] | Eureka Moly LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	13,633	43,520
Share of profits (losses)		(32,607)
Other increase (decrease)	941	2,720
Book value, ending balance	14,574	13,633	43,520
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	67,972	71,732
Share of profits (losses)	(3,964)	(5,986)
Other increase (decrease)	(6,178)	2,226
Book value, ending balance	57,830	67,972	71,732
Foreign [member] | Nickel mining company SAS [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	48,249	40,890
Share of profits (losses)	42,169	7,243
Other increase (decrease)	218	116
Book value, ending balance	90,636	48,249	40,890
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	31,340	42,229
Dividends	(21,161)	(9,178)
Share of profits (losses)	21,027	9,145
Other increase (decrease)	(2,082)	(10,856)
Book value, ending balance	29,124	31,340	42,229
Foreign [member] | NCR LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	102,319	46,608
Acquisition	82,798	44,797
Share of profits (losses)	(2,338)	(2,016)
Other increase (decrease)	4,593	12,930
Book value, ending balance	187,372	102,319	46,608
Foreign [member] | PT. Wampu Electric Power [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	15,851	12,716
Dividends	(2,474)
Share of profits (losses)	823	1,389
Other increase (decrease)	2,459	1,746
Book value, ending balance	16,659	15,851	12,716
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	19,099	15,181
Share of profits (losses)	213	1,752
Other increase (decrease)	(19,312)	2,166
Book value, ending balance		19,099	15,181
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	9,140	7,110
Share of profits (losses)	(220)	675
Other increase (decrease)	(330)	1,355
Book value, ending balance	8,590	9,140	7,110
Foreign [member] | Zhejiang Huayou Posco Esm Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Book value, beginning balance	22,769	22,147
Acquisition	82,010
Share of profits (losses)	(1,302)	(1,838)
Other increase (decrease)	(4,544)	2,460
Book value, ending balance	₩ 98,933	₩ 22,769	₩ 22,147